MARKETABLE SECURITIES (Tables)	12 Months Ended
Dec. 31, 2013
Current Assets
Marketable Securities

Marketable securities – current consist of the following:

	December 31
(in US$ thousands)	2012	2013
Available-for-sale securities:
Equity securities	$17,773	$21,124
Open-end fund	—	336

	$17,773	$21,460

Noncurrent Assets
Marketable Securities

Marketable securities – noncurrent consist of the following:

	December 31
(in US$ thousands)	2012	2013
Available-for-sale securities
Debt securities	$2,727	$6,048
Equity securities	1,565	—

	$4,292	$6,048